UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-9375
                                   811-9633

Name of Fund: Merrill Lynch Global Financial Services Fund, Inc.
              Global Financial Services Master Trust

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, Merrill Lynch Global Financial Services Fund, Inc. and Global Financial Services Master Trust, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 09/30/05

Date of reporting period: 04/01/05 - 06/30/05

Item 1 - Schedule of Investments

Merill Lynch Global Financial Services Fund, Inc.
Schedule of Investments as of June 30, 2005                    (in U.S. dollars)

                                          Beneficial Interest   Mutual Funds                                              Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                 $ 48,893,550   Global Financial Services Portfolio                   $ 106,558,661
-----------------------------------------------------------------------------------------------------------------------------------
                                                                Total Mutual Funds (Cost - $84,123,089) - 100.0%        106,558,661
-----------------------------------------------------------------------------------------------------------------------------------
                                                                Total Investments (Cost - $84,123,089) - 100.0%         106,558,661

                                                                Liabilities in Excess of Other Assets - (0.0%)              (45,671)
                                                                                                                      -------------
                                                                Net Assets - 100.0%                                   $ 106,512,990
                                                                                                                      =============

Global Financial Services Portfolio
Schedule of Investments as of June 30, 2005                    (in U.S. dollars)

                                                   Shares
Europe              Industry*                        Held    Common Stocks                                                Value
-----------------------------------------------------------------------------------------------------------------------------------
Belgium - 0.5%      Commercial Banks - 0.1%         1,800    KBC Bancassurance Holding                                $     142,300
                    ---------------------------------------------------------------------------------------------------------------
                    Diversified Financial          13,600    Fortis                                                         377,869
                    Services - 0.4%
                    ---------------------------------------------------------------------------------------------------------------
                                                             Total Common Stocks in Belgium                                 520,169
-----------------------------------------------------------------------------------------------------------------------------------
Denmark - 0.8%      Commercial Banks - 0.8%        30,000    Danske Bank A/S                                                902,880
                    ---------------------------------------------------------------------------------------------------------------
                                                             Total Common Stocks in Denmark                                 902,880
-----------------------------------------------------------------------------------------------------------------------------------
France - 0.0%       Insurance - 0.0%                  700    CNP Assurances                                                  44,831
                    ---------------------------------------------------------------------------------------------------------------
                                                             Total Common Stocks in France                                   44,831
-----------------------------------------------------------------------------------------------------------------------------------
Germany - 2.0%      Insurance - 2.0%               55,000    Hannover Rueckversicherung AG Registered Shares              2,080,811
                    ---------------------------------------------------------------------------------------------------------------
                                                             Total Common Stocks in Germany                               2,080,811
-----------------------------------------------------------------------------------------------------------------------------------
Hungary - 0.3%      Commercial Banks - 0.3%         9,100    OTP Bank Rt                                                    308,709
                    ---------------------------------------------------------------------------------------------------------------
                                                             Total Common Stocks in Hungary                                 308,709
-----------------------------------------------------------------------------------------------------------------------------------
Ireland - 1.7%      Commercial Banks - 1.7%        28,200    Allied Irish Banks Plc                                         605,565
                                                   97,800    Anglo Irish Bank Corp. Plc                                   1,213,620
                    ---------------------------------------------------------------------------------------------------------------
                                                             Total Common Stocks in Ireland                               1,819,185
-----------------------------------------------------------------------------------------------------------------------------------
Netherlands - 0.3%  Commercial Banks - 0.2%        10,700    ABN AMRO Holding NV                                            263,614
                    ---------------------------------------------------------------------------------------------------------------
                    Diversified Financial           5,300    ING Groep NV CVA                                               149,953
                    Services - 0.1%
                    ---------------------------------------------------------------------------------------------------------------
                                                             Total Common Stocks in the Netherlands                         413,567
-----------------------------------------------------------------------------------------------------------------------------------
Russia - 0.7%       Commercial Banks - 0.7%         1,190    Sberbank RF                                                    785,400
                    ---------------------------------------------------------------------------------------------------------------
                                                             Total Common Stocks in Russia                                  785,400
-----------------------------------------------------------------------------------------------------------------------------------
Spain - 0.2%        Commercial Banks - 0.2%        13,000    Banco Popular Espanol SA (a)                                   157,228
                    ---------------------------------------------------------------------------------------------------------------
                    Insurance - 0.0%                1,600    Corporacion Mapfre SA                                           23,961
                    ---------------------------------------------------------------------------------------------------------------
                                                             Total Common Stocks in Spain                                   181,189
-----------------------------------------------------------------------------------------------------------------------------------
Turkey - 1.6%       Commercial Banks - 1.6%       286,484    Akbank T.A.S.                                                1,651,761
                    ---------------------------------------------------------------------------------------------------------------
                                                             Total Common Stocks in Turkey                                1,651,761
-----------------------------------------------------------------------------------------------------------------------------------
United              Capital Markets - 0.4%          8,900    Close Brothers Group Plc                                       117,491
Kingdom - 12.6%                                    17,500    ICAP Plc                                                        93,162
                                                    7,200    Man Group Plc                                                  186,743
                                                                                                                      -------------
                                                                                                                            397,396
                    ---------------------------------------------------------------------------------------------------------------
                    Commercial Banks - 1.4%           700    Barclays Plc                                                     6,970
                                                  171,500    Lloyds TSB Group Plc                                         1,454,015
                                                   29,100    London Scottish Bank Plc                                        54,246
                                                                                                                      -------------
                                                                                                                          1,515,231
                    ---------------------------------------------------------------------------------------------------------------
                    Consumer Finance - 1.1%        38,900    Cattles Plc                                                    214,755
                                                   74,300    Provident Financial Plc                                        956,218
                                                                                                                      -------------
                                                                                                                          1,170,973
                    ---------------------------------------------------------------------------------------------------------------

Global Financial Services Portfolio
Schedule of Investments as of June 30, 2005                    (in U.S. dollars)

                                                   Shares
                    Industry*                        Held    Common Stocks                                                Value
-----------------------------------------------------------------------------------------------------------------------------------
                    Insurance - 0.2%               25,900    Jardine Lloyd Thompson Group Plc                         $     173,974
                    ---------------------------------------------------------------------------------------------------------------
                    Thrifts & Mortgage            700,100    Kensington Group Plc                                         7,058,725
                    Finance - 9.5%                217,000    Northern Rock Plc                                            3,092,221
                                                                                                                      -------------
                                                                                                                         10,150,946
                    ---------------------------------------------------------------------------------------------------------------
                                                             Total Common Stocks in the United Kingdom                   13,408,520
                    ---------------------------------------------------------------------------------------------------------------
                                                             Total Common Stocks in Europe - 20.7%                       22,117,022
-----------------------------------------------------------------------------------------------------------------------------------
North America
-----------------------------------------------------------------------------------------------------------------------------------
Bermuda - 10.2%     Insurance - 10.2%              92,100    ACE Ltd.                                                     4,130,685
                                                    7,400    Everest Re Group Ltd.                                          688,200
                                                   12,000    Montpelier Re Holdings Ltd.                                    414,960
                                                      800    PartnerRe Ltd.                                                  51,536
                                                  114,100    RenaissanceRe Holdings Ltd.                                  5,618,284
                    ---------------------------------------------------------------------------------------------------------------
                                                             Total Common Stocks in Bermuda                              10,903,665
-----------------------------------------------------------------------------------------------------------------------------------
Canada - 0.0%       Commercial Banks - 0.0%           117    Toronto-Dominion Bank                                            5,219
                    ---------------------------------------------------------------------------------------------------------------
                                                             Total Common Stocks in Canada                                    5,219
-----------------------------------------------------------------------------------------------------------------------------------
United              Capital Markets - 3.3%         51,000    Affiliated Managers Group (a)(d)                             3,484,830
States - 38.6%
                    ---------------------------------------------------------------------------------------------------------------
                    Commercial Banks - 0.1%         1,500    Hudson United Bancorp                                           54,150
                                                    1,500    Pacific Capital Bancorp                                         55,620
                                                      245    TD Banknorth, Inc.                                               7,301
                                                                                                                      -------------
                                                                                                                            117,071
                    ---------------------------------------------------------------------------------------------------------------
                    Consumer Finance - 2.5%        33,100    Capital One Financial Corp.                                  2,648,331
                    ---------------------------------------------------------------------------------------------------------------
                    Diversified Financial           2,200    Citigroup, Inc.                                                101,706
                    Services - 0.1%
                    ---------------------------------------------------------------------------------------------------------------
                    Insurance - 8.0%                  500    Arthur J. Gallagher & Co.                                       13,565
                                                  165,200    Bristol West Holdings, Inc.                                  3,023,160
                                                      200    Brown & Brown, Inc.                                              8,988
                                                    2,000    Hilb Rogal & Hobbs Co.                                          68,800
                                                  212,300    PXRE Group Ltd.                                              5,354,206
                                                      200    The Progressive Corp.                                           19,762
                                                    1,000    Protective Life Corp.                                           42,220
                                                                                                                      -------------
                                                                                                                          8,530,701
                    ---------------------------------------------------------------------------------------------------------------
                    Real Estate - 18.4%             1,000    AMB Property Corp.                                              43,430
                                                  152,900    American Home Mortgage Investment Corp.                      5,345,384
                                                    1,400    Equity Office Properties Trust                                  46,340
                                                  359,600    Friedman Billings Ramsey Group, Inc. Class A                 5,142,280
                                                  175,800    New Century Financial Corp.                                  9,044,910
                                                                                                                      -------------
                                                                                                                         19,622,344
                    ---------------------------------------------------------------------------------------------------------------

Global Financial Services Portfolio
Schedule of Investments as of June 30, 2005                    (in U.S. dollars)

                                                   Shares
                    Industry*                        Held    Common Stocks                                                Value
-----------------------------------------------------------------------------------------------------------------------------------
                    Thrifts & Mortgage             92,900    Accredited Home Lenders Holding Co. (a)                  $   4,087,600
                    Finance - 6.2%                  3,200    Freddie Mac                                                    208,736
                                                   95,800    Fremont General Corp.                                        2,330,814
                                                                                                                      -------------
                                                                                                                          6,627,150
                    ---------------------------------------------------------------------------------------------------------------
                                                             Total Common Stocks in the United States                    41,132,133
                    ---------------------------------------------------------------------------------------------------------------
                                                             Total Common Stocks in North America - 48.8%                52,041,017
-----------------------------------------------------------------------------------------------------------------------------------
Pacific Basin/Asia
-----------------------------------------------------------------------------------------------------------------------------------
Australia - 0.1%    Commercial Banks - 0.1%         2,600    National Australia Bank Ltd.                                    60,962
                    ---------------------------------------------------------------------------------------------------------------
                                                             Total Common Stocks in Australia                                60,962
-----------------------------------------------------------------------------------------------------------------------------------
China - 0.1%        Real Estate - 0.1%            557,500    Beijing Capital Land Ltd.                                      117,621
                    ---------------------------------------------------------------------------------------------------------------
                                                             Total Common Stocks in China                                   117,621
-----------------------------------------------------------------------------------------------------------------------------------
Hong Kong - 0.7%    Real Estate - 0.7%          1,164,000    China Resources Land Ltd.                                      188,677
                                                  865,300    Hopson Development Holdings Ltd.                               423,004
                                                  402,800    Shanghai Forte Land Co- H                                      104,932
                    ---------------------------------------------------------------------------------------------------------------
                                                             Total Common Stocks in Hong Kong                               716,613
-----------------------------------------------------------------------------------------------------------------------------------
India - 2.5%        Commercial Banks - 2.5%        21,100    HDFC Bank Ltd.                                                 307,716
                                                  249,700    ICICI Bank Ltd.                                              2,420,907
                    ---------------------------------------------------------------------------------------------------------------
                                                             Total Common Stocks in India                                 2,728,623
-----------------------------------------------------------------------------------------------------------------------------------
Indonesia - 3.3%    Commercial Banks - 3.3%     8,992,500    Bank Central Asia Tbk PT                                     3,316,906
                                                1,154,100    Bank Mandiri Persero Tbk PT                                    177,372
                    ---------------------------------------------------------------------------------------------------------------
                                                             Total Common Stocks in Indonesia                             3,494,278
-----------------------------------------------------------------------------------------------------------------------------------
Japan - 3.2%        Capital Markets - 0.5%         17,000    Daiichi Commodities Co. Ltd.                                    90,976
                                                   23,000    Koyo Futures Co. Ltd.                                           93,818
                                                    7,500    Nomura Holdings, Inc.                                           89,816
                                                   82,200    Toyo Securities Co., Ltd.                                      314,528
                                                                                                                      -------------
                                                                                                                            589,138
                    ---------------------------------------------------------------------------------------------------------------
                    Commercial Banks - 0.5%        85,000    The Bank of Yokohama Ltd. (a)                                  491,698
                    ---------------------------------------------------------------------------------------------------------------
                    Consumer Finance - 1.8%         5,200    Aeon Credit Service Co., Ltd.                                  325,675
                                                    9,900    Aiful Corp.                                                    738,859
                                                   25,000    Credit Saison Co., Ltd.                                        832,506
                                                                                                                      -------------
                                                                                                                          1,897,040
                    ---------------------------------------------------------------------------------------------------------------
                    Distributors - 0.2%            30,000    ACE Koeki Co. Ltd.                                             166,230
                    ---------------------------------------------------------------------------------------------------------------
                    Diversified Financial          36,000    Gakken Credit Corp.                                            102,987
                    Services - 0.1%
                    ---------------------------------------------------------------------------------------------------------------

Global Financial Services Portfolio
Schedule of Investments as of June 30, 2005                    (in U.S. dollars)

                                                   Shares
                    Industry*                        Held    Common Stocks                                                Value
-----------------------------------------------------------------------------------------------------------------------------------
                    Homebuilding - 0.1%            14,100    Fuso Lexel, Inc.                                         $     112,993
                    ---------------------------------------------------------------------------------------------------------------
                                                             Total Common Stocks in Japan                                 3,360,086
-----------------------------------------------------------------------------------------------------------------------------------
South               Commercial Banks - 10.7%      371,600    Daegu Bank                                                   3,185,656
Korea - 20.1%                                     110,200    Hana Bank                                                    2,953,595
                                                  235,800    Industrial Bank of Korea                                     2,224,528
                                                  342,900    Pusan Bank                                                   3,052,424
                                                                                                                      -------------
                                                                                                                         11,416,203
                    ---------------------------------------------------------------------------------------------------------------
                    Insurance - 9.4%              112,000    Dongbu Insurance Co. Ltd.                                    1,159,555
                                                  712,450    Korean Reinsurance Co.                                       4,480,818
                                                  198,600    Oriental Fire & Marine Insurance Co., Ltd.                   4,419,739
                                                                                                                      -------------
                                                                                                                         10,060,112
                    ---------------------------------------------------------------------------------------------------------------
                                                             Total Common Stocks in South Korea                          21,476,315
                    ---------------------------------------------------------------------------------------------------------------
                                                             Total Common Stocks in the Pacific Basin/Asia - 30.0%       31,954,498
-----------------------------------------------------------------------------------------------------------------------------------
                                                             Total Investments in Common Stocks
                                                             (Cost $83,670,862) - 99.5%                                 106,112,537
-----------------------------------------------------------------------------------------------------------------------------------

                                               Beneficial
                                                 Interest    Short-Term Securities
-----------------------------------------------------------------------------------------------------------------------------------
                                              $ 3,251,801    Merrill Lynch Liquidity Series, LLC Money Market
                                                             Series (b)(c)                                                3,251,801
-----------------------------------------------------------------------------------------------------------------------------------
                                                             Total Short-Term Securities
                                                             (Cost - $3,251,801) - 3.1%                                   3,251,801
-----------------------------------------------------------------------------------------------------------------------------------
                                                             Total Investments (Cost - $86,922,663**) - 102.6%          109,364,338

                                                             Liabilities in Excess of Other Assets - (2.6%)              (2,805,677)
                                                                                                                      -------------
                                                             Net Assets - 100.0%                                      $ 106,558,661
                                                                                                                      =============

* For Portfolio compliance purposes, "Industry" means any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.
** The cost and unrealized appreciation (depreciation) of investments as of June 30, 2005, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                               $ 87,954,968
                                                                   ============
      Gross unrealized appreciation                                $ 22,564,845
      Gross unrealized depreciation                                  (1,155,475)
                                                                   ------------
      Net unrealized appreciation                                  $ 21,409,370
                                                                   ============

(a)   Non-income producing security.

Global Financial Services Portfolio
Schedule of Investments as of June 30, 2005                    (in U.S. dollars)

(b) Investments in companies considered to be an affiliate of the Portfolio (such companies are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940) were as follows:

      --------------------------------------------------------------------------
                                                    Net                 Interest
      Affiliate                                  Activity                Income
      --------------------------------------------------------------------------
      Merrill Lynch Liquidity Series, LLC
         Cash Sweep Series I                         -                 $  22,909
      Merrill Lynch Liquidity Series, LLC
         Money Market Series                    $3,251,801             $     362
      --------------------------------------------------------------------------

(c)   Security was purchased with the cash proceeds from securities loans.
(d)   Security, or a portion of security, is on loan.

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Merrill Lynch Global Financial Services Fund, Inc. and Global Financial Services Master Trust


By: /s/ Robert C. Doll, Jr.
    ---------------------------
    Robert C. Doll, Jr.,
    Chief Executive Officer
    Merrill Lynch Global Financial Services Fund, Inc. and
    Global Financial Services Master Trust

Date: August 19, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    ---------------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    Merrill Lynch Global Financial Services Fund, Inc. and
    Global Financial Services Master Trust

Date: August 19, 2005


By: /s/ Donald C. Burke
    ---------------------------
    Donald C. Burke
    Chief Financial Officer
    Merrill Lynch Global Financial Services Fund, Inc. and
    Global Financial Services Master Trust

Date: August 19, 2005